As filed with the Securities and Exchange Commission on October 21, 2011

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 47	☒

(Check appropriate box or boxes)

ALPS ETF TRUST

 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
 (Address of Principal Executive Offices)

(303) 623-2577
 Registrant’s Telephone Number

Tané T. Tyler, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 18, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 22 to its Registration Statement until November 18, 2011.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No.23 under the Investment Company Act of 1940, filed on July 22, 2010, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 21st day of October, 2011.

ALPS ETF TRUST

By:  /s/ Thomas A. Carter

Thomas A. Carter

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ Mary K. Anstine	Trustee	October 21, 2011
Mary K. Anstine*
/s/ Jeremy W. Deems	Trustee	October 21, 2011
Jeremy W. Deems*
/s/ Rick A. Pederson	Trustee	October 21, 2011
Rick A. Pederson*
/s/ Thomas A. Carter	Trustee and President	October 21, 2011
Thomas A. Carter
/s/ Kimberly R. Storms	Treasurer	October 21, 2011
Kimberly R. Storms

*Signature affixed by Tané T. Tyler pursuant to a power of attorney dated December 8, 2008.